Debt (Senior Notes) (Narrative) (Details) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Jun. 30, 2013	Dec. 31, 2012	Nov. 13, 2013	Jun. 18, 2013	Nov. 09, 2010	May 12, 2010		Dec. 19, 2014
Debt Instrument [Line Items]
Long-term debt, gross	$ 6,273,000,000
Long-term debt	8,138,500,000		7,586,500,000
Senior Notes | 2016 Senior Notes (1.350% coupon)
Debt Instrument [Line Items]
Long-term debt, gross							500,000,000
Debt instrument, interest rate, stated percentage							1.35%
Long-term debt	499,800,000	[1]	499,700,000	[1]
Senior Notes | 2019 Senior Notes (2.550% coupon)
Debt Instrument [Line Items]
Long-term debt, gross							500,000,000
Debt instrument, interest rate, stated percentage							2.55%
Long-term debt	499,000,000	[2]	498,800,000	[2]
Senior Notes | 2023 Senior Notes (4.200% coupon)
Debt Instrument [Line Items]
Long-term debt, gross							500,000,000
Debt instrument, interest rate, stated percentage							4.20%
Long-term debt	498,200,000	[3]	498,100,000	[3]
Senior Notes | 2043 Senior Notes (5.400% coupon)
Debt Instrument [Line Items]
Long-term debt, gross							500,000,000
Debt instrument, interest rate, stated percentage							5.40%
Long-term debt	497,000,000	[3]	496,900,000	[3]
Senior Notes | Senior Notes issued in November 2013
Debt Instrument [Line Items]
Long-term debt			1,990,000,000
Unamortized discount			6,500,000
Senior Notes | 2016 Senior Notes (1.800% coupon)
Debt Instrument [Line Items]
Long-term debt, gross								500,000,000
Debt instrument, interest rate, stated percentage								1.80%
Long-term debt	500,200,000	[2]	499,200,000	[2]
Unamortized discount	200,000
Senior Notes | 2018 Senior Notes (6.000% coupon)
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage									6.00%
Long-term debt	0	[4]	811,400,000	[4]
Total redemption amount	824,000,000
Senior Notes | 2018 Senior Notes (2.600% coupon)
Debt Instrument [Line Items]
Long-term debt, gross								650,000,000
Debt instrument, interest rate, stated percentage								2.60%
Long-term debt	649,000,000	[5]	648,800,000	[5]
Senior Notes | 2017 Senior Notes (7.625% coupon)
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage										7.625%	[5]
Total redemption amount			608,800,000
Redemption premium			63,900,000
Senior Notes | Redemption premium | 2018 Senior Notes (6.000% coupon)
Debt Instrument [Line Items]
Redemption premium	24,000,000
Senior Notes | Redemption premium | 2017 Senior Notes (7.625% coupon)
Debt Instrument [Line Items]
Redemption premium			58,800,000
Loans payable | U.S. Term Loans
Debt Instrument [Line Items]
Long-term debt	800,000,000		0									800,000,000
Repayments of debt					1,130,000,000
Fair value hedging
Debt Instrument [Line Items]
Amount of (Loss) or Gain Recognized in Earnings on Hedging Items	(27,000,000)		32,900,000			(6,800,000)
Interest expense | Fair value hedging | 2016 Senior Notes (1.800% coupon)
Debt Instrument [Line Items]
Amount of (Loss) or Gain Recognized in Earnings on Hedging Items	(900,000)		400,000
Interest expense | Fair value hedging | 2018 Senior Notes (6.000% coupon)
Debt Instrument [Line Items]
Amount of (Loss) or Gain Recognized in Earnings on Hedging Items	4,600,000		17,100,000			(6,800,000)
Other expense (income), net | Senior Notes | 2018 Senior Notes (6.000% coupon)
Debt Instrument [Line Items]
Redemption premium	33,300,000
Other expense (income), net | Fair value hedging | 2018 Senior Notes (6.000% coupon)
Debt Instrument [Line Items]
Amount of (Loss) or Gain Recognized in Earnings on Hedging Items	(15,000,000)
Terminated | Interest expense | Fair value hedging | 2016 Senior Notes (1.800% coupon)
Debt Instrument [Line Items]
Amount of (Loss) or Gain Recognized in Earnings on Hedging Items	400,000
Terminated | Other expense (income), net | Fair value hedging | 2018 Senior Notes (6.000% coupon)
Debt Instrument [Line Items]
Amount of (Loss) or Gain Recognized in Earnings on Hedging Items	$ 15,000,000

[1]	(b) Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.125% plus, in each case, accrued and unpaid interest
[2]	(a) Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.20% plus, in each case, accrued and unpaid interest
[3]	(f) Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present value of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.25% plus, in each case, accrued and unpaid interest.
[4]	(d) Instrument was redeemed by the Company on November 15, 2014 at a redemption price of 103.000% of the principal amount.
[5]	(c) Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.30% plus, in each case, accrued and unpaid interest